Accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Customers	R$ 522,117	R$ 419,532
Dividends and interest receivable on equity capital - Funds	82,545	3,593
Other	28,011	52,492
Expected credit losses on accounts receivable (Note 14)	(34,786)	(6,531)
Total	R$ 597,887	R$ 469,086